Customers’ Refundable Fees - Schedule of Customers' Refundable Fees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Customers' Refundable Fees [Abstract]
Balance at the beginning of the year/period	¥ 31,554	¥ 30,747	¥ 30,997
Cash received from customers	19,598	9,586	42,298
Cash refunded to customers	(3,579)	(4,584)	(46,554)
Revenue recognized/(reversed)	(31,694)	(4,195)	4,006
Balance at the end of the year/period	¥ 15,879	¥ 31,554	¥ 30,747